RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 700	$ 858
Contractual Clearing Balance Requirement with Federal Reserve Bank		$ 3,000